Related Party Transactions And Balances - Additional Information (Detail) - Tencent Group - CNY (¥) ¥ in Thousands		1 Months Ended
	Mar. 31, 2022	Apr. 30, 2021	Mar. 31, 2021
Related Party Transaction [Line Items]
Loan, repaid	¥ 571	¥ 5,323
Balance due from related party			¥ 5,914